CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT) EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary Shares [Member] CNY (¥) shares	Ordinary Shares [Member] USD ($) shares	Treasury Stock [Member] CNY (¥)	Treasury Stock [Member] USD ($)	Additional paid-in capital [Member] CNY (¥)	Additional paid-in capital [Member] USD ($)	AOCI attributable to parent [Member] CNY (¥)	AOCI attributable to parent [Member] USD ($)	Statutory Reserves [Member] CNY (¥)	Statutory Reserves [Member] USD ($)	Accumulated deficit [Member] CNY (¥)	Accumulated deficit [Member] USD ($)
Beginning balance at Dec. 31, 2016	¥ (359,060)		¥ 60						¥ 940				¥ (360,060)
Beginning balance, Shares at Dec. 31, 2016 | shares			92,224,998	92,224,998
Net (loss) income	(86,955)												(86,955)
Share-based compensation	5,788						¥ 5,788
Accretion to redemption value of convertible redeemable preferred shares	(38,930)						(6,270)						(32,660)
Contribution from shareholders	482						482
Distribution to shareholders	(727)												(727)
Foreign currency translation adjustments	(39)								(39)
Unrealized gains on available-for-sale investments	24								24
Transfer to statements of operations of realized gains on available-for-sale investments	0
Ending balance at Dec. 31, 2017	(479,417)		¥ 60						925				(480,402)
Ending balance, Shares at Dec. 31, 2017 | shares			92,224,998	92,224,998
Net (loss) income	19,650												19,650
Share-based compensation	5,917						5,917
Accretion to redemption value of convertible redeemable preferred shares	(38,930)						(5,917)						(33,013)
Foreign currency translation adjustments	10								10
Unrealized gains on available-for-sale investments	231								231
Transfer to statements of operations of realized gains on available-for-sale investments	0
Ending balance at Dec. 31, 2018	(492,539)		¥ 60						1,166				(493,765)
Ending balance, Shares at Dec. 31, 2018 | shares			92,224,998	92,224,998
Net (loss) income	226,630	$ 32,555											226,630
Transfer to statutory reserves	0										¥ 6,921		(6,921)
Issuance of ordinary shares upon initial public offering and exercising the over-allotment option by the underwriters	1,366,860		¥ 9				1,366,851
Issuance of ordinary shares upon initial public offering and exercising the over-allotment option by the underwriters, Shares | shares			13,688,000	13,688,000
Share-based compensation	60,237						60,237
Accretion to redemption value of convertible redeemable preferred shares	(16,772)	$ (2,409)					(11,007)						(5,765)
Conversion of convertible redeemable Preferred shares	482,834		¥ 25				482,809
Conversion of convertible redeemable Preferred shares, Shares | shares			35,625,002	35,625,002
Repurchase of ordinary shares	(86,739)				¥ (86,739)
Repurchase of ordinary shares, Shares | shares			(418,298)	(418,298)
Option exercised	¥ 181		¥ 12				169
Option exercised, Shares | shares	17,977,348	17,977,348	17,977,348	17,977,348
Foreign currency translation adjustments	¥ 9,219	$ 1,324							9,219
Unrealized gains on available-for-sale investments	18,839								18,839
Transfer to statements of operations of realized gains on available-for-sale investments	(11,395)	(1,637)							(11,395)
Ending balance at Dec. 31, 2019	¥ 1,557,355	$ 223,700	¥ 106	$ 15	¥ (86,739)	$ (12,459)	¥ 1,899,059	$ 272,783	¥ 17,829	$ 2,561	¥ 6,921	$ 994	¥ (279,821)	$ (40,194)
Ending balance, Shares at Dec. 31, 2019 | shares			159,097,050	159,097,050